Business and Basis of Presentation	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Business and Basis of Presentation
Business and Basis of Presentation
Business
We are a leading consumer packaged food and beverage company focused on high-growth product categories that are aligned with emerging consumer trends. We manufacture, market, distribute, and sell branded plant-based foods and beverages, coffee creamers and beverages, and premium dairy products throughout North America and Europe. Our brands distributed in North America include Silk plant-based foods and beverages, International Delight and LAND O LAKES coffee creamers and beverages, and Horizon Organic premium dairy products, while our European brands of plant-based foods and beverages include Alpro and Provamel.
Formation of the Company and Initial Public Offering
WWF Operating Company (“WWF Opco”) was a wholly-owned subsidiary of Dean Foods Company (“Dean Foods”). Prior to completion of our initial public offering, WWF Opco held substantially all of the historical assets and liabilities related to the business that we acquired pursuant to the transactions described below.
The WhiteWave Foods Company was incorporated on July 17, 2012 as a wholly-owned subsidiary of Dean Foods to acquire the capital stock of WWF Opco. The Company had nominal assets and no liabilities, and conducted no operations prior to the completion of our initial public offering.
In connection with the our initial public offering, we filed a prospectus pursuant to Rule 424(b) under the Securities Act with the Securities and Exchange Commission on October 26, 2012 (the “Prospectus”). The Prospectus describes the details of our initial public offering and the separation of our business from Dean Foods’ other businesses.
The following transactions occurred in connection with our initial public offering and the separation of our business from Dean Foods’ other businesses:

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On October 5, 2012, WWF Opco issued a series of intercompany notes to Dean Foods in the aggregate principal amount of $1.155 billion to evidence the payment of a dividend by WWF Opco to Dean Foods. The notes had various maturity dates beginning in October 2013 and continuing until May 2014, and bore interest at a fixed rate of 2.733% per annum. The notes were unsecured and not guaranteed.

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On October 12, 2012, the Company entered into a credit agreement, among the Company, the subsidiary guarantors listed therein, Bank of America, N.A., as administrative agent, JPMorgan Chase Bank, N.A., as syndication agent, and the other lenders party thereto (the “Credit Agreement”). The Credit Agreement governs the Company’s senior secured credit facilities, which consist of a revolving credit facility in an aggregate principal amount of $850 million and term loan facilities in an aggregate principal amount of $500 million.

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On October 15, 2012, we amended and restated our certificate of incorporation and by-laws, increased the total number of authorized shares of our capital stock to 2,045,000,000 shares, and created two classes of common stock that have the same economic rights, including with respect to dividends and distributions. Class A common stock is entitled to one vote per share, and Class B common stock was entitled to ten votes per share with respect to all matters submitted to a vote of our stockholders, subject, in the case of the Class B common stock, to reduction in accordance with terms of the amended and restated certificate of incorporation. The common stock held by Dean Foods prior to our initial public offering was reclassified into Class B common stock. Each share of Class B common stock was convertible into one share of Class A common stock at any time at Dean Foods’ election and automatically in certain circumstances. Our capital stock includes 170,000,000 authorized shares of preferred stock.

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On October 31, 2012, we completed our initial public offering and sold 23,000,000 shares of Class A common stock at a price of $17.00 per share. Prior to completion of our initial public offering, Dean Foods contributed the capital stock of WWF Opco to us in exchange for 150,000,000 shares of our Class B common stock.

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On October 31, 2012, the Company incurred approximately $885 million in new indebtedness under its senior secured credit facilities and contributed substantially all of the net proceeds to WWF Opco. We also contributed $282 million of the net proceeds from our initial public offering to WWF Opco, which used those proceeds, together with substantially all of the net proceeds under the Credit Agreement, to repay then-outstanding obligations under intercompany notes owed to Dean Foods, as described above.

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On November 1, 2012, the remaining net proceeds from our initial public offering were used to repay a portion of the indebtedness then outstanding under the revolving portion of our senior secured credit facilities.

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In connection with our initial public offering, Dean Foods novated to us certain of its interest rate swaps with a notional value of $650 million and a maturity date of March 31, 2017. These swap agreements have fixed interest rates between 2.75% and 3.19%. See Note 12 “Derivative Financial Instruments.”

Basis of presentation
The contribution of WWF Opco to WhiteWave was treated as a reorganization of entities under common control under Dean Foods. As a result, we are retrospectively presenting the consolidated financial position and results of operations of WhiteWave and WWF Opco for all periods presented.
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In the opinion of management, all adjustments, consisting principally of normal recurring adjustments, considered necessary for a fair presentation have been included.
For periods prior to the completion of our initial public offering on October 31, 2012, our consolidated financial statements have been prepared on a stand-alone basis and derived from Dean Foods’ consolidated financial statements and accounting records using the historical results of operations and assets and liabilities attributed to our operations, and include allocations of expenses from Dean Foods. Our consolidated and segment results are not necessarily indicative of our future performance and do not reflect what our financial performance would have been had we been a stand-alone public company during the periods presented.
Prior to completion of our initial public offering, Dean Foods provided certain corporate services to us, and costs associated with these functions were allocated to us. These allocations included costs related to corporate services, such as executive management, supply chain, information technology, legal, finance and accounting, investor relations, human resources, risk management, tax, treasury, and other services, as well as stock-based compensation expense attributable to our employees and an allocation of stock-based compensation attributable to employees of Dean Foods. The costs of such services were allocated to us based on the most relevant allocation method to the service provided, primarily based on relative percentage of total net sales, relative percentage of headcount, or specific identification. The total amount of these allocations from Dean Foods was approximately $50.7 million from January 1, 2012 to the date of our initial public offering (which includes $17.5 million of transaction costs related to our initial public offering), and $32.7 million in the year ended December 31, 2011. These cost allocations are primarily reflected within general and administrative expenses in our consolidated statements of operations as well as classified as “Corporate and other” in Note 17 “Segment, Geographic, and Customer Information.” Management believes the basis on which the expenses have been allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by us during the periods presented. Dean Foods continues to provide limited services on a transitional basis for a fee through 2014.
Upon completion of our initial public offering, we assumed responsibility for the costs of these functions. The allocations may not reflect the expense we would have incurred as a stand-alone public company for the periods presented. Actual costs that may have been incurred if we had been a stand-alone public company would depend on a number of factors, including the chosen organizational structure, what functions were outsourced or performed by employees, and strategic decisions made in certain areas.
Prior to completion of our initial public offering, total equity represented Dean Foods’ interest in our recorded net assets. Dean Foods’ net investment balance represented the cumulative net investment by Dean Foods in us through October 31, 2012, including any prior net income or loss or other comprehensive income or loss attributed to us and contributions received from or distributions made to Dean Foods. Certain transactions between us and other related parties that are wholly-owned subsidiaries of Dean Foods, including allocated expenses and settlement of intercompany transactions, were also included in Dean Foods’ net investment.
We were allocated a portion of Dean Foods’ consolidated debt based on amounts directly incurred by us to fund the acquisition of Alpro in July 2009. Prior to completion of our initial public offering, interest expense had been allocated based on the historical interest rates of the Dean Foods senior secured credit facility during each period presented, as this revolver was drawn to fund the Alpro acquisition. Debt issuance costs were allocated in the same proportion as the debt. In connection with our initial public offering, the allocated portion of the Dean Foods senior secured credit facility was settled as a contribution to our capital from Dean Foods. Management believes the basis of historical allocation for debt, interest expense, and debt issuance costs was reasonable. However, these amounts may not be indicative of the actual amounts that we would have incurred had we been a stand-alone public company for the periods presented. See Note 11 “Debt and Allocated Portion of Dean Foods’ Debt.”
Certain reclassifications of previously reported amounts have been made to conform to the current year presentation in the audited consolidated statements of cash flows, Note 13 “Share-Based Compensation” and Note 17 “Segment, Geographic, and Customer Information.” These reclassifications did not impact previously reported amounts on the Company’s audited consolidated balance sheets, statements of operations and statements of cash flows.
Completion of Spin-Off from Dean Foods
On May 23, 2013, Dean Foods distributed (the “Distribution”) to its stockholders an aggregate of 47,686,000 shares of our Class A common stock, par value $0.01 per share (the “Class A common stock”), and 67,914,000 shares of our Class B common stock, par value $0.01 per share (the “Class B common stock”), as a pro rata dividend to Dean Foods stockholders at the close of business on May 17, 2013, the record date for the Distribution. Effective upon the Distribution, and in accordance with the terms of our amended and restated certificate of incorporation, we reduced the number of votes per share of our Class B common stock with respect to all matters submitted to a vote of our stockholders, other than the election and removal of directors, to one vote per share.
Prior to the Distribution, Dean Foods converted 82,086,000 shares of our Class B common stock into 82,086,000 shares of our Class A common stock in accordance with the terms of our amended and restated certificate of incorporation, of which 47,686,000 shares of Class A common stock were distributed to Dean Foods stockholders in the Distribution. As a result of and immediately after the Distribution, Dean Foods owned 34,400,000 shares of our Class A Common stock and no shares of our Class B common stock. Under the terms of the separation and distribution agreement, Dean Foods was required to dispose of any remaining ownership interest in us within three years of the Distribution, or May 23, 2016. On July 25, 2013 Dean Foods disposed of all of its remaining 34,400,000 shares of our Class A common stock in a registered public offering. We did not receive any proceeds from this offering. As a result of and immediately after the closing of this offering, Dean Foods no longer owned any shares of our common stock and had no ownership interest in us.
Common Stock Class Conversion
On September 24, 2013, the Company’s stockholders approved the conversion of to convert all of the outstanding shares of the Company’s Class B common stock into shares of the Company’s Class A common stock. All of the 67,913,310 shares of Class B common stock outstanding were converted on a one-for-one basis into shares of Class A common stock.
The conversion had no impact on the economic interests of the holders of Class A common stock and the former holders of Class B common stock. The conversion had no impact on the total issued and outstanding shares of the Company’s common stock although it increased the number of shares of Class A common stock outstanding in an amount equivalent to the number of shares of Class B common stock outstanding immediately prior to the conversion.